22. NET SALES AND SERVICES REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	R$ 26,570,460	R$ 21,467,583	R$ 19,777,825
Sales returns and discounts	(234,851)	(262,989)	(190,415)
Taxes on sales	(3,366,724)	(2,679,993)	(2,438,461)
Deductions	(3,601,575)	(2,942,982)	(2,628,876)
Net revenues	22,968,885	18,524,601	17,148,949
Domestic market
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	14,752,901	11,487,011	10,206,195
Net revenues	11,353,437	8,706,466	7,729,913
Foreign market
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	11,817,559	9,980,572	9,571,630
Net revenues	R$ 11,615,448	R$ 9,818,135	R$ 9,419,036